Income Taxes - Deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Property and equipment	$ 25,212	$ 15,127	$ 15,197
Depletion	660	776	526
Unrealized rents	1,166	1,786	1,823
Prepaid expenses	431	763	913
Gross deferred tax liabilities	27,469	18,452	18,459
Employee benefits and other	1,487	1,997	2,023
Gross deferred tax assets	1,487	1,997	2,023
Net deferred tax liability	$ 25,982	$ 16,455	$ 16,436